Segmented Information (Summary of Results by Business Segment) (Details) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Oct. 31, 2025
Disclosure of operating segments [line items]
Net interest income (loss)	$ 8,789	$ 7,866
Non-interest income (loss)	7,796	6,183
Total revenue	16,585	14,049
Provision for (recovery of) credit losses	1,039	1,212
Insurance service expenses	1,622	1,507
Non-interest expenses	8,753	8,070
Income (loss) before income taxes and share of net income from investment in Schwab	5,171	3,260
Provision for (recovery of) income taxes	1,128	698
Share of net income from investment in Schwab	0	231
Net income (loss)	4,043	2,793
Assets	2,099,306		$ 2,094,558
Canadian Personal and Commercial Banking [Member]
Disclosure of operating segments [line items]
Net interest income (loss)	4,394	4,135
Non-interest income (loss)	1,027	1,014
Total revenue	5,421	5,149
Provision for (recovery of) credit losses	436	521
Insurance service expenses	0	0
Non-interest expenses	2,147	2,086
Income (loss) before income taxes and share of net income from investment in Schwab	2,838	2,542
Provision for (recovery of) income taxes	794	711
Share of net income from investment in Schwab	0	0
Net income (loss)	2,044	1,831
Assets	622,046		616,115
U.S. Retail [Member]
Disclosure of operating segments [line items]
Net interest income (loss)	3,296	3,064
Non-interest income (loss)	789	(118)
Total revenue	4,085	2,946
Provision for (recovery of) credit losses	295	451
Insurance service expenses	0	0
Non-interest expenses	2,468	2,380
Income (loss) before income taxes and share of net income from investment in Schwab	1,322	115
Provision for (recovery of) income taxes	282	(28)
Share of net income from investment in Schwab	0	199
Net income (loss)	1,040	342
Assets	512,606		530,729
Wealth ManagementAnd Insurance [Member]
Disclosure of operating segments [line items]
Net interest income (loss)	406	369
Non-interest income (loss)	3,500	3,229
Total revenue	3,906	3,598
Provision for (recovery of) credit losses	0	0
Insurance service expenses	1,622	1,507
Non-interest expenses	1,258	1,173
Income (loss) before income taxes and share of net income from investment in Schwab	1,026	918
Provision for (recovery of) income taxes	269	238
Share of net income from investment in Schwab	0	0
Net income (loss)	757	680
Assets	26,278		25,231
Wholesale Banking [Member]
Disclosure of operating segments [line items]
Net interest income (loss)	(75)	(107)
Non-interest income (loss)	2,545	2,107
Total revenue	2,470	2,000
Provision for (recovery of) credit losses	172	72
Insurance service expenses	0	0
Non-interest expenses	1,563	1,535
Income (loss) before income taxes and share of net income from investment in Schwab	735	393
Provision for (recovery of) income taxes	174	94
Share of net income from investment in Schwab	0	0
Net income (loss)	561	299
Assets	778,643		754,391
Corporate [Member]
Disclosure of operating segments [line items]
Net interest income (loss)	768	405
Non-interest income (loss)	(65)	(49)
Total revenue	703	356
Provision for (recovery of) credit losses	136	168
Insurance service expenses	0	0
Non-interest expenses	1,317	896
Income (loss) before income taxes and share of net income from investment in Schwab	(750)	(708)
Provision for (recovery of) income taxes	(391)	(317)
Share of net income from investment in Schwab	0	32
Net income (loss)	(359)	$ (359)
Assets	$ 159,733		$ 168,092